Benefits offered to team members (Details 7) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Discount rate
Disclosure of defined benefit plans [line items]
Premise change, cost of services	1.00%
Premise change, interest costs	1.00%
Premise increase, cost of services	R$ 381
Premise increase, interest costs	198
Premise reduction, cost of services	(488)
Premise reduction, interest costs	R$ (193)
Real medical inflation
Disclosure of defined benefit plans [line items]
Premise change, cost of services	1.00%
Premise change, interest costs	1.00%
Premise increase, cost of services	R$ 344
Premise increase, interest costs	1,532
Premise reduction, cost of services	(288)
Premise reduction, interest costs	R$ (1,215)
Rate of increase in future pension plan
Disclosure of defined benefit plans [line items]
Premise change, cost of services	1.00%
Premise change, interest costs	1.00%
Premise increase, cost of services	R$ 66
Premise increase, interest costs	216
Premise reduction, cost of services	(67)
Premise reduction, interest costs	R$ (221)